37. Subsequent events (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of adjustments and reclassifications accounted for in the subsequent period

Below is presented a table summarizing the adjustments and reclassifications recorded in the subsequent period of these financial statements, as well as the details on each of these items and additional disclosures in the text below:

Consolidated
Adjustments
Provision for cancellation of mileage exchange	(22,271)
De-recognition of the cash flow hedge – fuel	(291,925)
De-recognition of the cash flow hedge – revenues in US$	(290,346)
Reclassifications
Taxes to recover in the short- and long-term	61,020